Share-based Awards - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Apr. 23, 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Non-cash stock compensation expense not yet recognized	$ 57,700
Unrecognized stock-based compensation expense, weighted average period (years)	2 years 6 months
Tax benefit on exercise of options	$ 3,014	$ 1,800
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	6,000,000
Employee Stock Plan, 2008 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	400,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share	100.00%
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	6,000,000
Maximum number of award as percentage of shares outstanding	10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period	5 years
Shares expiration period	8 years
Contractual term of options outstanding	4 years 10 months 6 days
Weighted average fair value per option	$ 11.91		$ 10.40
Exercisable - number of shares	695,902
Exercisable - weighted average remaining contractual life	3 years 6 months 4 days
Exercisable - weighted average exercise price	$ 25.19
Fully vested total intrinsic value	$ 31,900
Intrinsic value of option exercised	$ 30,500	$ 18,200
Employee Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options outstanding fair value	$ 5.88
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Contractual term of options outstanding	8 years
Options outstanding fair value	$ 19.78
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance	1,000,000
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance				1,600,000
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period	3 years
Outstanding - number of shares	936,418		669,171
Performance Share Unit (PSUs) | Vest Upon the Achievement of EPS Performance Targets
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares expected to vest - number of shares	467,991